Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	ROYCE FUND
Entity Central Index Key	0000709364
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 29, 2020
Document Effective Date	May 01, 2020
Prospectus Date	May 01, 2020
ISI Prospectus | Royce Dividend Value Fund | Institutional Class
Prospectus:
Trading Symbol	RDIIX
ISI Prospectus | Royce Dividend Value Fund | Investment Class
Prospectus:
Trading Symbol	RDVIX
ISI Prospectus | Royce Dividend Value Fund | Service Class
Prospectus:
Trading Symbol	RYDVX
ISI Prospectus | Royce Global Financial Services Fund | Institutional Class
Prospectus:
Trading Symbol	RGFIX
ISI Prospectus | Royce Global Financial Services Fund | Service Class
Prospectus:
Trading Symbol	RYFSX
ISI Prospectus | Royce International Premier Fund | Institutional Class
Prospectus:
Trading Symbol	RIPIX
ISI Prospectus | Royce International Premier Fund | Investment Class
Prospectus:
Trading Symbol	RIPNX
ISI Prospectus | Royce International Premier Fund | Service Class
Prospectus:
Trading Symbol	RYIPX
ISI Prospectus | Royce Micro-Cap Fund | Investment Class
Prospectus:
Trading Symbol	RYOTX
ISI Prospectus | Royce Micro-Cap Fund | Service Class
Prospectus:
Trading Symbol	RMCFX
ISI Prospectus | Royce Opportunity Fund | Investment Class
Prospectus:
Trading Symbol	RYPNX
ISI Prospectus | Royce Opportunity Fund | Service Class
Prospectus:
Trading Symbol	RYOFX
ISI Prospectus | Royce Opportunity Fund | Institutional Class
Prospectus:
Trading Symbol	ROFIX
ISI Prospectus | Royce Pennsylvania Mutual Fund | Institutional Class
Prospectus:
Trading Symbol	RPMIX
ISI Prospectus | Royce Pennsylvania Mutual Fund | Service Class
Prospectus:
Trading Symbol	RYPFX
ISI Prospectus | Royce Pennsylvania Mutual Fund | Investment Class
Prospectus:
Trading Symbol	PENNX
ISI Prospectus | Royce Premier Fund | Service Class
Prospectus:
Trading Symbol	RPFFX
ISI Prospectus | Royce Premier Fund | Institutional Class
Prospectus:
Trading Symbol	RPFIX
ISI Prospectus | Royce Premier Fund | Investment Class
Prospectus:
Trading Symbol	RYPRX
ISI Prospectus | Royce Small-Cap Value Fund | Investment Class
Prospectus:
Trading Symbol	RVVHX
ISI Prospectus | Royce Small-Cap Value Fund | Service Class
Prospectus:
Trading Symbol	RYVFX
ISI Prospectus | Royce Smaller-Companies Growth Fund | Investment Class
Prospectus:
Trading Symbol	RVPHX
ISI Prospectus | Royce Smaller-Companies Growth Fund | Service Class
Prospectus:
Trading Symbol	RYVPX
ISI Prospectus | Royce Smaller-Companies Growth Fund | Institutional Class
Prospectus:
Trading Symbol	RVPIX
ISI Prospectus | Royce Special Equity Fund | Service Class
Prospectus:
Trading Symbol	RSEFX
ISI Prospectus | Royce Special Equity Fund | Institutional Class
Prospectus:
Trading Symbol	RSEIX
ISI Prospectus | Royce Special Equity Fund | Investment Class
Prospectus:
Trading Symbol	RYSEX
ISI Prospectus | Royce Total Return Fund | Institutional Class
Prospectus:
Trading Symbol	RTRIX
ISI Prospectus | Royce Total Return Fund | Service Class
Prospectus:
Trading Symbol	RYTFX
ISI Prospectus | Royce Total Return Fund | Investment Class
Prospectus:
Trading Symbol	RYTRX
CR Prospectus | Royce Dividend Value Fund | Consultant Class
Prospectus:
Trading Symbol	RDVCX
CR Prospectus | Royce International Premier Fund | Consultant Class
Prospectus:
Trading Symbol	RINPX
CR Prospectus | Royce Micro-Cap Fund | Consultant Class
Prospectus:
Trading Symbol	RYMCX
CR Prospectus | Royce Opportunity Fund | R Class
Prospectus:
Trading Symbol	ROFRX
CR Prospectus | Royce Opportunity Fund | Consultant Class
Prospectus:
Trading Symbol	ROFCX
CR Prospectus | Royce Pennsylvania Mutual Fund | R Class
Prospectus:
Trading Symbol	RPMRX
CR Prospectus | Royce Pennsylvania Mutual Fund | Consultant Class
Prospectus:
Trading Symbol	RYPCX
CR Prospectus | Royce Premier Fund | R Class
Prospectus:
Trading Symbol	RPRRX
CR Prospectus | Royce Premier Fund | Consultant Class
Prospectus:
Trading Symbol	RPRCX
CR Prospectus | Royce Small-Cap Value Fund | R Class
Prospectus:
Trading Symbol	RVVRX
CR Prospectus | Royce Small-Cap Value Fund | Consultant Class
Prospectus:
Trading Symbol	RVFCX
CR Prospectus | Royce Smaller-Companies Growth Fund | Consultant Class
Prospectus:
Trading Symbol	RVPCX
CR Prospectus | Royce Special Equity Fund | Consultant Class
Prospectus:
Trading Symbol	RSQCX
CR Prospectus | Royce Total Return Fund | R Class
Prospectus:
Trading Symbol	RTRRX
CR Prospectus | Royce Total Return Fund | Consultant Class
Prospectus:
Trading Symbol	RYTCX